Derivatives (Details) (Not Designated as Hedging Instrument [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	$ 170	$ 199
Derivative liability, at fair value	418	204
MBS with embedded derivatives [Member] | Fixed Maturities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	99	101
Interest rate swaptions [Member] | Other Investments [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	5	21
Indexed annuities embedded derivative [Member] | Annuity benefits accumulated [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	395	190
Equity index call options [Member] | Other Investments [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative asset, at fair value	66	77
Reinsurance contracts embedded derivative [Member] | Other Liabilities [Member]
Derivatives included in AFG' s Balance Sheet at fair value
Derivative liability, at fair value	$ 23	$ 14